Annual Fund Operating Expenses - THE GABELLI ABC FUND	Apr. 30, 2021
Class AAA Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.73%
Advisor Class Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.98%